Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 34	$ 39	$ 34
Amortized from accumulated other comprehensive income into net periodic benefit cost	6
Net actuarial loss of accumulated other comprehensive income into net periodic benefit cost	5
Prior service cost of accumulated other comprehensive income into net periodic benefit cost	1
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Benefit Obligation	421
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	243
Percentage of investment for long-term growth	65.00%
Percentage of near-term benefit payments	35.00%
Estimated future benefit payments, 2014	23
Estimated future benefit payments, 2015	25
Estimated future benefit payments, 2016	25
Estimated future benefit payments, 2017	26
Estimated future benefit payments, 2018	29
Estimated future benefit payments, 2019 to 2023	158
Contribution to multiemployer plans	9	8	9
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets allocation, minimum	45.00%
Percentage of plan assets allocation, maximum	65.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets allocation, minimum	30.00%
Percentage of plan assets allocation, maximum	40.00%
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets	7.50%	7.50%	7.50%
Projected benefit obligation in excess of the fair value of plan assets contributions	1
Non-U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets	5.30%	5.25%	5.35%
Projected benefit obligation in excess of the fair value of plan assets contributions	$ 11